Property and equipment (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Property and equipment, gross	$ 3,651,209	$ 3,634,519
Accumulated amortization	2,973,562	2,951,362
Property and equipment, net	677,647	683,157
Survey Equipment
Property and equipment, gross	892,637	684,890
Accumulated amortization	646,953	628,037
Property and equipment, net	245,684	56,853
Computers and Software
Property and equipment, gross	1,265,045	1,256,101
Accumulated amortization	1,219,045	1,201,047
Property and equipment, net	46,000	55,054
Furniture and Other Equipment
Property and equipment, gross	528,419	528,420
Accumulated amortization	509,146	504,328
Property and equipment, net	19,273	24,092
Leasehold Improvements
Property and equipment, gross	965,108	1,165,108
Accumulated amortization	598,418	617,950
Property and equipment, net	$ 366,690	$ 547,158